Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — 96.5%
Banks — 8.3%
24,106 ABN AMRO Bank NV(a)(b) ...... $ 696,867
57,553 AIB Group Plc ................ 454,016
40,367 Banco Bilbao Vizcaya Argentaria SA . 673,252
553,817 Banco Bradesco SA - Preference Shares 1,533,010
8,229,970 Banco de Chile ................ 1,133,703
181,290 Banco de Sabadell SA ............ 669,124
71,139 Banco Santander SA ............ 611,140
2,972,511 Bank Central Asia Tbk PT ........ 1,489,809
141,100 Bank of America Corp. .......... 6,669,797
352,856 Barclays Plc ................... 1,724,767
12,672 BNP Paribas SA ............... 1,155,411
66,412 BPER Banca SpA ............... 653,529
17,322 Cadence Bank ................. 603,672
4,338 Capitec Bank Holdings Ltd. ....... 840,915
30,684 Citigroup, Inc. ................ 2,875,091
79,964 Commerzbank AG ............. 2,915,956
25,825 CVB Financial Corp. ............ 482,669
25,150 DNB Bank ASA ............... 636,289
7,444 Erste Group Bank AG ........... 680,709
10,856 Hancock Whitney Corp. ......... 648,320
231,313 HDFC Bank Ltd. .............. 5,308,243
79,676 HSBC Holdings Plc ............ 970,691
132,563 ING Groep NV ................ 3,089,440
24,628 Iyogin Holdings, Inc. ............ 286,188
52,069 JP Morgan Chase & Co. ......... 15,424,921
539,020 Lloyds Banking Group Plc ........ 552,737
260,874 Mitsubishi UFJ Financial Group, Inc. 3,595,566
187,661 NatWest Group Plc ............. 1,302,664
31,808 Old National Bancorp ........... 671,467
4,933 Pinnacle Financial Partners, Inc. .... 433,561
61,781 Skandinaviska Enskilda Banken AB -
Class A .................. 1,080,707
12,646 Societe Generale SA ............. 807,176
6,636 SouthState Corp. ............... 624,912
16,646 Sumitomo Mitsui Trust Group, Inc. . 436,371
22,022 Swedbank AB - Class A .......... 586,403
6,972 Texas Capital Bancshares, Inc.(c) ... 585,439
10,620 Toronto-Dominion Bank (The) .... 773,506
19,174 Truist Financial Corp. ........... 838,096
9,180 UniCredit SpA ................ 675,408
39,184 United Overseas Bank Ltd. ....... 1,088,639
66,280,181
Communication Services — 8.3%
7,027 Alphabet, Inc. - Class A .......... 1,348,481
112,728 Alphabet, Inc. - Class C .......... 21,740,722
18,890 Cargurus, Inc.(c) ............... 619,970
23,468 Comcast Corp. - Class A ......... 779,842
3,187 CTS Eventim AG & Co. KGaA .... 359,890
103,368 Deutsche Telekom AG ........... 3,707,389
316,055 ITV Plc ...................... 342,822
9,746 Live Nation Entertainment, Inc.(c) .. 1,439,484
Shares Value
Communication Services (continued)
182,533 LY Corp. ..................... $ 667,189
24,185 Meta Platforms, Inc. - Class A ..... 18,705,646
16,653 Metropole Television SA ......... 243,258
53,067 NetEase, Inc. .................. 1,387,291
1,611 Netflix, Inc.(c) ................. 1,867,794
89,820 Orange SA ................... 1,366,259
29,836 Quebecor, Inc. - Class B ......... 839,353
75,222 Rightmove Plc ................. 811,758
5,989 Spotify Technology SA(c) ......... 3,752,348
866 Swisscom AG ................. 601,727
8,320 Take-Two Interactive Software, Inc.(c) 1,853,114
116,762 Telefonica SA ................. 602,585
28,008 Television Francaise 1 SA ......... 267,798
66,878 TELUS Corp. ................. 1,077,307
39,207 Verizon Communications, Inc. ..... 1,676,491
66,058,518
Consumer Discretionary — 9.3%
10,229 Academy Sports & Outdoors, Inc. .. 519,531
114,380 Alibaba Group Holding Ltd. ...... 1,719,678
100,927 Amazon.com, Inc.(c) ............ 23,628,020
12,526 Avolta AG .................... 651,146
110,661 B&M European Value Retail SA ... 327,100
567 Booking Holdings, Inc. .......... 3,120,802
14,930 Bridgestone Corp. .............. 603,922
6,514 Bright Horizons Family Solutions, Inc.
(c) ...................... 736,733
5,691 Canadian Tire Corp. Ltd. - Class A . 762,223
1,318 Cavco Industries, Inc.(c) ......... 532,037
2,633,928 China Meidong Auto Holdings Ltd. . 696,683
7,684 Continental AG ............... 656,296
23,816 Dollarama, Inc. ................ 3,255,105
5,661 DoorDash, Inc. - Class A(c) ....... 1,416,665
3,811 Dorman Products, Inc.(c) ........ 459,683
4,838 Flutter Entertainment Plc(c) ...... 1,462,334
8,009 Genuine Parts Co. .............. 1,032,200
107,391 Gestamp Automocion SA(a)(b) .... 403,684
7,551 Hilton Worldwide Holdings, Inc. ... 2,024,272
5,219 Home Depot, Inc. (The) ......... 1,918,035
11,346 HUGO BOSS AG ............. 528,418
26,117 Inchcape Plc .................. 241,709
2,768 Installed Building Products, Inc. .... 559,939
159,188 Kingfisher Plc ................. 566,042
6,062 LG Electronics, Inc. ............. 335,528
22,078 Light & Wonder, Inc.(c) ......... 2,126,553
32,317 Mahindra & Mahindra Ltd. ....... 1,177,263
59,089 Mazda Motor Corp. ............ 354,327
4,699 McDonald's Corp. .............. 1,410,029
102,250 Meituan - B Shares(a)(b)(c) ....... 1,577,467
1,080 MercadoLibre, Inc.(c) ........... 2,563,801
1,848 Murphy USA, Inc. .............. 669,863
10,167 On Holding AG - Class A(c) ...... 493,811
41,116 O'Reilly Automotive, Inc.(c) ...... 4,042,525

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Consumer Discretionary (continued)
4,367 Pandora A/S .................. $ 720,973
7,954 Planet Fitness, Inc. - Class A(c) .... 868,497
11,815 Rinnai Corp. .................. 291,617
5,744 Royal Caribbean Cruises Ltd. ...... 1,825,845
23,754 Sony Group Corp. .............. 571,363
53,823 Subaru Corp. ................. 990,118
4,670 Texas Roadhouse, Inc. ........... 864,557
23,563 Tokai Rika Co. Ltd. ............. 377,264
6,406 Trip.com Group Ltd. ............ 397,700
39,896 Vistry Group Plc(c) ............. 305,764
37,062 Wesfarmers Ltd. ............... 2,027,275
1,398 Wingstop, Inc. ................ 527,521
1,071 Winmark Corp. ................ 404,217
12,330 Wyndham Hotels & Resorts, Inc. ... 1,060,380
73,806,515
Consumer Staples — 6.4%
32,418 Alimentation Couche-Tard, Inc. .... 1,684,538
15,122 Associated British Foods Plc ....... 437,865
164,068 AVI Ltd. ..................... 846,033
49,058 Bid Corp. Ltd. ................. 1,233,203
41,399 BJ's Wholesale Club Holdings, Inc.(c) 4,384,154
32,469 Clicks Group Ltd. .............. 680,079
14,318 Coca-Cola Co. (The) ............ 972,049
16,697 Coca-Cola Europacific Partners Plc . 1,618,273
7,546 Costco Wholesale Corp. ......... 7,090,523
7,300 Danone SA ................... 597,410
211,643 Fomento Economico Mexicano SAB
de CV - Units ............. 1,913,369
386,797 Foshan Haitian Flavouring & Food
Co. Ltd. - H Shares(c) ....... 1,685,154
5,793 Henkel AG & Co. KGaA - Preference
Shares ................... 446,404
1,940 Hershey Co. (The) .............. 361,092
16,422 Intercos SpA .................. 219,681
4,533 Interparfums, Inc. .............. 546,680
66,209 Jeronimo Martins SGPS SA ....... 1,614,021
32,072 Kenvue, Inc. .................. 687,624
34,151 Koninklijke Ahold Delhaize NV .... 1,348,843
56,350 Leroy Seafood Group ASA ........ 256,340
49,320 Lion Corp. ................... 480,513
3,212 L'Oreal SA ................... 1,421,257
27,178 Mowi ASA ................... 506,258
56,278 Orkla ASA ................... 591,822
2,964 PepsiCo, Inc. .................. 408,795
12,725 Philip Morris International, Inc. .... 2,087,536
6,573 Procter & Gamble Co. (The) ...... 989,039
322,889 Raia Drogasil SA ............... 778,456
10,640 Reckitt Benckiser Group Plc ...... 797,423
266,800 Sonae SGPS SA ................ 384,970
134,841 Tesco Plc ..................... 757,594
155,621 Unicharm Corp. ............... 1,076,454
56,453 Unilever Plc .................. 3,275,429
Shares Value
Consumer Staples (continued)
1,210,646 Uni-President China Holdings Ltd. . $ 1,529,493
29,502 US Foods Holding Corp.(c) ....... 2,458,402
397,098 Vitasoy International Holdings Ltd. . 463,593
46,370 Walmart, Inc. ................. 4,543,333
51,173,702
Energy — 2.5%
21,150 Aker BP ASA .................. 508,798
8,190 Cactus, Inc. - Class A ............ 346,519
31,520 Chevron Corp. ................ 4,779,693
32,566 ConocoPhillips ................ 3,104,842
32,495 Eni SpA ..................... 554,604
11,081 Exxon Mobil Corp. ............. 1,237,083
74,628 Idemitsu Kosan Co. Ltd. ......... 479,755
35,452 Inpex Corp. ................... 504,793
64,822 Kinder Morgan, Inc. ............ 1,818,905
15,618 Liberty Energy, Inc. ............. 192,726
21,142 Magnolia Oil & Gas Corp. - Class A 503,602
9,485 Matador Resources Co. .......... 473,112
15,808 Murphy Oil Corp. .............. 392,196
22,405 OMV AG .................... 1,141,051
44,189 Patterson-UTI Energy, Inc. ....... 261,157
32,008 Repsol SA .................... 485,298
60,723 Schlumberger NV .............. 2,052,437
13,525 TC Energy Corp. .............. 645,795
30,682 Tenaris SA .................... 535,867
20,018,233
Financial Services — 6.7%
17,425 3i Group Plc .................. 952,140
832 Adyen NV(a)(b)(c) ............. 1,427,007
14,577 Apollo Global Management, Inc. ... 2,118,330
11,370 Banca IFIS SpA ................ 314,887
4,001 Berkshire Hathaway, Inc. - Class B(c) 1,887,992
7,085 Blackstone, Inc. ................ 1,225,422
14,090 Block, Inc.(c) ................. 1,088,593
42,154 Brookfield Corp. ............... 2,826,426
9,651 CME Group, Inc. .............. 2,685,680
8,761 Essent Group Ltd. .............. 490,528
7,501 FirstCash Holdings, Inc. ......... 999,808
8,967 Fiserv, Inc.(c) .................. 1,245,875
2,975 Hamilton Lane, Inc. - Class A ..... 453,092
10,461 IGM Financial, Inc. ............. 346,385
26,419 Intercontinental Exchange, Inc. .... 4,883,024
11,225 KKR & Co., Inc. ............... 1,645,360
7,393 Mastercard, Inc. - Class A ........ 4,187,913
13,980 Morgan Stanley ................ 1,991,591
5,246 MSCI, Inc. ................... 2,944,895
28,485 Nasdaq, Inc. .................. 2,740,827
38,168 OSB Group Plc ................ 279,189
504 Partners Group Holding AG ...... 677,526
5,151 S&P Global, Inc. ............... 2,838,716
8,959 Shift4 Payments, Inc. - Class A(c) ... 922,777
14,829 Tradeweb Markets, Inc. - Class A ... 2,054,558

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Financial Services (continued)
29,533 Visa, Inc. - Class A ............. $ 10,202,765
53,431,306
Health Care — 8.1%
12,271 Abbott Laboratories ............. 1,548,477
25,743 AbbVie, Inc. .................. 4,865,942
9,339 Agilent Technologies, Inc. ........ 1,072,211
19,080 AstraZeneca Plc ................ 2,783,613
75,248 Avantor, Inc.(c) ................ 1,011,333
25,635 Boston Scientific Corp.(c) ........ 2,689,624
19,970 Cencora, Inc. ................. 5,713,018
16,440 Cooper Cos., Inc. (The)(c) ........ 1,162,144
21,329 Danaher Corp. ................ 4,205,226
11,573 Dexcom, Inc.(c) ............... 934,751
88,525 Dr Reddy's Laboratories Ltd. ...... 1,277,213
1,437 Elevance Health, Inc. ............ 406,786
3,072 Eli Lilly & Co. ................ 2,273,495
4,991 Ensign Group, Inc. (The) ......... 748,650
14,062 Fresenius SE & Co. KGaA ........ 671,189
7,136 Galderma Group AG ............ 1,099,787
23,161 GSK Plc ..................... 426,023
6,948 HealthEquity, Inc.(c) ............ 673,956
3,355 IDEXX Laboratories, Inc.(c) ...... 1,792,610
9,696 Intuitive Surgical, Inc.(c) ......... 4,664,649
4,940 iRhythm Technologies, Inc.(c) ..... 692,489
6,441 Johnson & Johnson ............. 1,061,090
2,783 Lonza Group AG ............... 1,939,665
4,585 McKesson Corp. ............... 3,179,881
3,097 Medpace Holdings, Inc.(c) ........ 1,323,038
17,853 Medtronic Plc ................. 1,611,055
15,202 Merck & Co., Inc. .............. 1,187,580
10,017 Novartis AG .................. 1,140,807
11,979 Phreesia, Inc.(c) ................ 322,954
6,502 Prestige Consumer Healthcare, Inc.(c) 480,823
1,861 Pro Medicus Ltd. ............... 382,165
9,058 RadNet, Inc.(c) ................ 495,744
1,168 Repligen Corp.(c) .............. 136,738
4,251 Roche Holding AG ............. 1,326,622
31,750 Santen Pharmaceutical Co. Ltd. .... 350,803
20,344 Ship Healthcare Holdings, Inc. ..... 283,884
9,478 STERIS Plc ................... 2,146,672
6,861 Straumann Holding AG .......... 835,944
9,684 Suzuken Co. Ltd. .............. 366,028
4,571 Thermo Fisher Scientific, Inc. ...... 2,137,765
2,754 UFP Technologies, Inc.(c) ........ 623,478
7,588 UnitedHealth Group, Inc. ........ 1,893,661
63,939,583
Industrials — 13.4%
24,249 Aena SME SA(a)(b) ............. 652,980
84,704 Amada Co. Ltd. ................ 955,116
5,656 AMETEK, Inc. ................ 1,045,512
8,985 ANDRITZ AG ................ 625,275
39,758 API Group Corp.(c) ............ 1,434,071
Shares Value
Industrials (continued)
3,912 Applied Industrial Technologies, Inc. $ 1,062,108
33,591 Ashtead Group Plc ............. 2,244,261
2,015 Automatic Data Processing, Inc. .... 623,643
2,721 Axon Enterprise, Inc.(c) .......... 2,055,688
56,454 Balfour Beatty Plc .............. 403,449
7,930 Barrett Business Services, Inc. ...... 364,542
9,304 Boeing Co. (The)(c) ............. 2,063,999
15,584 Booz Allen Hamilton Holding Corp. 1,672,631
14,361 Bouygues SA .................. 591,337
102,312 Brambles Ltd. ................. 1,565,317
6,856 Brenntag SE .................. 425,341
70,034 BrightView Holdings, Inc.(c) ...... 1,117,042
4,088 Builders FirstSource, Inc.(c) ....... 519,707
8,115 BWX Technologies, Inc. .......... 1,232,912
6,659 Carlisle Cos., Inc. .............. 2,362,014
4,453 Casella Waste Systems, Inc. - Class
A(c) ..................... 484,175
10,772 CBIZ, Inc.(c) ................. 658,385
31,608 Central Japan Railway Co. ........ 736,852
16,350 Cie de Saint-Gobain SA .......... 1,875,625
9,998 Clean Harbors, Inc.(c) ........... 2,357,628
515 Comfort Systems USA, Inc. ....... 362,200
7,725 Construction Partners, Inc. - Class
A(c) ..................... 779,066
30,691 Copart, Inc.(c) ................ 1,391,223
36,352 Core & Main, Inc. - Class A(c) .... 2,313,441
5,028 Crane Co. .................... 984,332
835 Curtiss-Wright Corp. ............ 409,334
2,519 Deere & Co. .................. 1,320,888
42,124 Deutsche Post AG .............. 1,887,397
66,177 easyJet Plc .................... 429,109
10,821 Eaton Corp. Plc ................ 4,163,055
4,613 Eiffage SA .................... 619,228
6,408 Equifax, Inc. .................. 1,539,394
16,364 ExlService Holdings, Inc.(c) ....... 710,689
3,874 Federal Signal Corp. ............ 490,332
7,622 Fluor Corp.(c) ................. 432,701
1,869 GE Vernova, Inc. ............... 1,234,082
21,270 Grafton Group Plc - Units ........ 249,356
21,527 Hitachi Construction Machinery Co.
Ltd. ..................... 623,465
2,292 HOCHTIEF AG .............. 499,412
5,904 Honeywell International, Inc. ...... 1,312,754
23,640 Howmet Aerospace, Inc. ......... 4,249,763
155,319 International Consolidated Airlines
Group SA ................ 778,657
13,941 ISS A/S ...................... 400,753
31,677 Japan Airlines Co. Ltd. .......... 629,026
15,362 Keller Group Plc ............... 268,320
4,550 Kirby Corp.(c) ................. 433,661
36,638 Komatsu Ltd. ................. 1,180,399
10,393 Kone Oyj - Class B ............. 638,218
10,134 L3Harris Technologies, Inc. ....... 2,785,026

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Industrials (continued)
4,043 Limbach Holdings, Inc.(c) ........ $ 553,891
11,815 Makita Corp. ................. 365,770
8,744 Morgan Sindall Group Plc ........ 530,492
3,817 MSA Safety, Inc. ............... 678,930
11,279 Mueller Industries, Inc. .......... 962,888
7,207 Northrop Grumman Corp. ....... 4,155,628
35,970 Peab AB - Class B .............. 270,515
12,188 Pentair Plc .................... 1,245,614
4,222 Quanta Services, Inc. ............ 1,714,681
2,396 RBC Bearings, Inc.(c) ........... 928,067
11,694 RELX Plc .................... 607,633
725 Rheinmetall AG ............... 1,435,136
14,210 ROCKWOOL A/S - Class B ...... 622,691
212,193 Rolls-Royce Holdings Plc ......... 3,011,651
11,521 Ryanair Holdings Plc - ADR ...... 717,413
5,633 Saia, Inc.(c) ................... 1,702,518
22,136 Sanwa Holdings Corp. ........... 603,911
1,831 Schindler Holding AG ........... 662,155
102,969 SF Holding Co. Ltd. - H Shares .... 572,432
10,946 SGS SA ...................... 1,112,260
6,238 Siemens AG .................. 1,588,840
11,136 Siemens Energy AG(c) ........... 1,289,312
3,082 Simpson Manufacturing Co., Inc. .. 553,003
97,408 Singapore Airlines Ltd. .......... 508,778
23,986 SKF AB - Class B .............. 558,693
3,662 Societe BIC SA ................ 222,661
10,712 Tetra Tech, Inc. ................ 393,559
17,550 Titan Machinery, Inc.(c) ......... 339,066
47,073 Toyota Tsusho Corp. ............ 1,078,835
5,737 Transcat, Inc.(c) ................ 438,479
31,636 TransUnion ................... 3,011,431
17,346 UL Solutions, Inc. - Class A ....... 1,268,340
6,435 Union Pacific Corp. ............. 1,428,377
1,660 United Rentals, Inc. ............. 1,465,680
13,812 Valmet Oyj ................... 498,362
27,713 Verra Mobility Corp.(c) .......... 700,030
41,950 Vesuvius Plc .................. 196,835
4,728 Vinci SA ..................... 656,761
5,648 Waste Management, Inc. ......... 1,294,296
76,997 WEG SA ..................... 508,771
27,708 West Japan Railway Co. .......... 606,646
12,244 Westinghouse Air Brake Technologies
Corp. ................... 2,351,460
3,088 Wolters Kluwer NV ............. 480,984
106,138,366
Information Technology — 24.9%
2,011 Alten SA ..................... 163,445
30,791 Anritsu Corp. ................. 331,887
108,272 Apple, Inc. ................... 22,474,019
13,983 Applied Materials, Inc. ........... 2,517,779
1,057 ASM International NV .......... 511,649
6,490 ASML Holding NV ............. 4,498,048
Shares Value
Information Technology (continued)
4,470 Atlassian Corp. - Class A(c) ....... $ 857,257
2,265 Badger Meter, Inc. .............. 427,541
6,453 Bel Fuse, Inc. - Class B .......... 839,148
17,379 Bentley Systems, Inc. - Class B ..... 1,007,634
58,690 Broadcom, Inc. ................ 17,237,253
6,415 Cadence Design Systems, Inc.(c) ... 2,338,717
135,564 CCC Intelligent Solutions Holdings,
Inc.(c) ................... 1,310,904
10,384 CDW Corp. .................. 1,810,762
4,335 CGI, Inc. .................... 417,920
4,418 Cloudflare, Inc. - Class A(c) ....... 917,530
432 Constellation Software, Inc. ....... 1,490,388
10,443 Crane NXT Co. ............... 619,688
2,331 Crowdstrike Holdings, Inc. - Class
A(c) ..................... 1,059,603
67,172 Delta Electronics, Inc. ........... 1,265,393
5,619 Descartes Systems Group, Inc. (The)(c) 594,265
5,823 Diodes, Inc.(c) ................ 287,481
10,132 Entegris, Inc. .................. 794,957
5,443 EPAM Systems, Inc.(c) .......... 858,416
13,438 FormFactor, Inc.(c) ............. 381,774
45,527 Fortinet, Inc.(c) ................ 4,548,147
28,861 Fujitsu Ltd. ................... 628,706
6,432 Gartner, Inc.(c) ................ 2,178,197
2,118 Guidewire Software, Inc.(c) ....... 479,134
4,744 Horiba Ltd. ................... 348,889
12,051 Indra Sistemas SA .............. 499,201
12,761 Infineon Technologies AG ........ 501,292
71,191 Infosys Ltd. ................... 1,210,742
2,956 InterDigital, Inc. ............... 763,239
8,979 International Business Machines Corp. 2,273,034
16,023 Japan Aviation Electronics Industry
Ltd. ..................... 256,804
2,942 Keyence Corp. ................. 1,064,214
12,833 Keysight Technologies, Inc.(c) ..... 2,103,457
2,065 KLA Corp. ................... 1,815,197
6,039 Manhattan Associates, Inc.(c) ...... 1,326,527
72,172 Microsoft Corp. ............... 38,503,762
3,813 MKS, Inc. .................... 362,921
9,272 Motorola Solutions, Inc. ......... 4,070,223
5,167 Nice Ltd. - ADR(c) ............. 806,310
22,908 Nomura Research Institute Ltd. .... 906,480
4,038 Novanta, Inc.(c) ............... 496,755
224,443 NVIDIA Corp. ................ 39,921,676
3,059 Onto Innovation, Inc.(c) ......... 289,840
17,842 Oracle Corp. .................. 4,527,764
8,323 Q2 Holdings, Inc.(c) ............ 675,828
9,818 QUALCOMM, Inc. ............ 1,440,890
20,446 Samsara, Inc. - Class A(c) ......... 777,561
60,078 Samsung Electronics Co. Ltd. ..... 3,061,814
5,865 SCREEN Holdings Co. Ltd. ...... 457,528
5,368 ServiceNow, Inc.(c) ............. 5,062,668
8,010 Shopify, Inc. - Class A(c) ......... 978,902

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Shares Value
Information Technology (continued)
1,186 Sopra Steria Group ............. $ 255,544
134,883 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 5,192,899
7,836 TE Connectivity Plc ............ 1,612,257
79,503 Telefonaktiebolaget LM Ericsson -
Class B .................. 577,477
7,143 Texas Instruments, Inc. .......... 1,293,312
13,347 Vertex, Inc. - Class A(c) .......... 442,720
19,820 Vontier Corp. ................. 821,935
197,547,304
Insurance — 2.4%
9,774 Ageas SA ..................... 664,557
195,364 AIA Group Ltd. ................ 1,821,608
5,004 Allianz SE .................... 1,977,471
5,469 Arthur J Gallagher & Co. ........ 1,570,970
7,088 ASR Nederland NV ............. 470,813
67,360 Aviva Plc ..................... 575,524
7,851 Bowhead Specialty Holdings, Inc.(c) 255,157
47,262 Dai-ichi Life Holdings, Inc. ....... 373,946
470 Fairfax Financial Holdings Ltd. .... 831,306
5,760 Generali ..................... 214,881
16,192 Great-West Lifeco, Inc. .......... 608,018
784 Kinsale Capital Group, Inc. ....... 345,501
311,548 Mapfre SA .................... 1,268,805
21,469 MetLife, Inc. .................. 1,630,571
7,564 NN Group NV ................ 509,327
2,510 Palomar Holdings, Inc.(c) ........ 332,550
66,314 Poste Italiane SpA(a)(b) .......... 1,432,709
8,604 Prudential Financial, Inc. ......... 891,202
25,801 Ryan Specialty Holdings, Inc. ...... 1,578,763
44,049 Unipol Assicurazioni SpA ......... 883,522
1,059 Zurich Insurance Group AG ...... 722,351
18,959,552
Materials — 2.5%
23,161 Acerinox SA .................. 267,267
8,588 Bekaert SA ................... 353,717
44,044 BHP Group Ltd. ............... 1,112,342
24,863 Billerud Aktiebolag ............. 211,105
15,483 Boliden AB(c) ................. 473,923
52,825 Breedon Group Plc ............. 251,820
38,088 Corteva, Inc. .................. 2,747,287
34,170 CRH Plc ..................... 3,261,526
28,873 Element Solutions, Inc. .......... 681,403
31,672 Fortescue Ltd. ................. 358,345
3,268 Hawkins, Inc. ................. 533,599
11,366 Heidelberg Materials AG ......... 2,622,077
4,949 Holcim AG ................... 394,682
28,389 International Paper Co. .......... 1,326,902
11,166 James Hardie Industries Plc(c) ..... 289,655
43,195 Kansai Paint Co. Ltd. ........... 611,637
23,631 Kuraray Co. Ltd. ............... 292,161
35,452 Nippon Kayaku Co. Ltd. ......... 331,049
Shares Value
Materials (continued)
24,200 Perimeter Solutions, Inc.(c) ....... $ 390,346
5,434 Sherwin-Williams Co. (The) ....... 1,798,002
92,060 SSAB AB - Class A ............. 530,878
16,599 Tokuyama Corp. ............... 355,462
5,818 Vicat SACA ................... 376,796
9,454 voestalpine AG ................ 260,274
19,832,255
Real Estate — 1.6%
12,072 American Tower Corp. REIT ...... 2,515,684
354,338 CapitaLand Integrated Commercial
Trust REIT ............... 598,287
9,938 CBRE Group, Inc. - Class A(c) .... 1,547,744
20,013 Daiwa House Industry Co. Ltd. .... 661,648
4,808 FirstService Corp. .............. 948,234
7,349 Prologis, Inc. REIT ............. 784,726
6,380 Ryman Hospitality Properties, Inc.
REIT ................... 606,483
3,657 SBA Communications Corp. REIT . 821,801
10,751 Simon Property Group, Inc. REIT .. 1,760,906
16,418 STAG Industrial, Inc. REIT ....... 563,630
72,253 Sun Hung Kai Properties Ltd. ..... 858,183
11,607 Terreno Realty Corp. REIT ....... 644,073
12,311,399
Utilities — 2.1%
37,933 AGL Energy Ltd. ............... 236,402
24,273 Ameren Corp. ................. 2,454,728
23,187 American Electric Power Co., Inc. .. 2,623,377
13,055 Duke Energy Corp. ............. 1,588,010
38,848 Iberdrola SA .................. 682,806
85,657 NextEra Energy, Inc. ............ 6,086,786
3,643 NRG Energy, Inc. .............. 609,110
7,678 Rubis SCA ................... 243,131
23,637 Tokyo Gas Co. Ltd. ............. 791,570
9,562 WEC Energy Group, Inc. ........ 1,043,023
16,358,943
Total Common Stocks
(Cost $688,959,590)
765,855,857
EXCHANGE-TRADED FUNDS
(d)
— 1.4%
29,181 iShares MSCI EAFE ETF ........ 2,553,921
538 iShares Russell 2000 ETF ......... 118,032
69,560 KraneShares CSI China Internet ETF 2,465,206
36,265 SPDR S&P Biotech ETF ......... 3,106,460
4,714 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 604,099
33,494 SPDR S&P Regional Banking ETF . 2,011,650
6,232 Utilities Select Sector SPDR Fund .. 533,895
Total Exchange-Traded Funds
(Cost $10,885,760)
11,393,263

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Shares Value
INVESTMENT COMPANY — 2.0%
16,129,715 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 4.19%(e) $ 16,129,715
Total Investment Company
(Cost $16,129,715)
16,129,715
TOTAL INVESTMENTS — 99.9%
(Cost $715,975,065)
$ 793,378,835
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
777,751
NET ASSETS — 100.0%
$ 794,156,586
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Non-income producing security.
(d) A copy of the underlying funds’ financial statements is available upon request.
(e) The rate shown represents the current yield as of July 31, 2025.
ADR — American Depositary Receipt
CSI — China Securities Index
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country: Market Value
Market Value as
a percentage of
Net Assets
United States ................. $ 540,638,877 68.1%
United Kingdom .............. 29,016,968 3.7
Japan ...................... 25,908,156 3.3
Germany .................... 21,511,820 2.7
Canada ..................... 18,079,671 2.3
Netherlands .................. 13,032,978 1.6
Switzerland .................. 11,658,483 1.5
France ...................... 10,863,097 1.4
China ...................... 9,168,198 1.2
Ireland ..................... 9,096,807 1.2
India ....................... 8,973,461 1.1
Sweden ..................... 8,042,049 1.0
Country: Market Value
Market Value as
a percentage of
Net Assets
Spain ...................... $ 6,816,142 0.9%
Australia .................... 6,539,103 0.8
Taiwan ..................... 6,458,292 0.8
Italy ....................... 4,949,221 0.6
South Africa ................. 3,600,230 0.5
South Korea ................. 3,397,342 0.4
Hong Kong .................. 3,143,384 0.4
Brazil ...................... 2,820,237 0.4
Austria ..................... 2,707,309 0.3
Singapore ................... 2,593,404 0.3
Uruguay .................... 2,563,801 0.3
Norway ..................... 2,499,507 0.3
Portugal .................... 1,998,991 0.3
Mexico ..................... 1,913,369 0.2
Denmark ................... 1,744,417 0.2
Indonesia ................... 1,489,809 0.2
Finland ..................... 1,136,580 0.1
Chile ...................... 1,133,703 0.1
Belgium .................... 1,018,274 0.1
Israel ....................... 806,310 0.1
Luxembourg ................. 535,867 0.1
Other
*
...................... 28,300,729 3.5
$ 794,156,586 100.0%
* Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.